Warrant Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Mar. 06, 2026	Nov. 11, 2025	Aug. 13, 2025	May 21, 2025	Jan. 17, 2024	Mar. 26, 2023
Series A Warrants [Member] | Exchange Listing, LLC [Member]
Warrant Liabilities [Line Items]
Warrants exercisable per share (in Dollars per share)							$ 4
Warrants Issued	250,000
Series A warrants [Member]
Warrant Liabilities [Line Items]
Exercisable per share (in Dollars per share)						$ 1.25
Series B Warrants [Member]
Warrant Liabilities [Line Items]
Exercisable per share (in Dollars per share)						$ 1.25
Detachable warrant – convertible note [Member] | Securities Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Principal amount				$ 61,200,000
Purchase price percentage				15.00%
Detachable warrant – Equity line of credit ELOC [Member] | Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Detachable warrants					$ 20,250,000
Purchase of shares					$ 135,000,000
Detachable warrant – Securities Purchase Agreement with Esousa [Member]
Warrant Liabilities [Line Items]
Warrants exercisable per share (in Dollars per share)		$ 997,253
Exercisable per share (in Dollars per share)	$ 0.0001
Principal amount		$ 15,000,000
Purchase price percentage	80.00%
Aggregate proceeds	$ 6,870,000
Ordinary shares [member]
Warrant Liabilities [Line Items]
Warrants exercisable per share (in Dollars per share)			$ 1.8
Ordinary shares [member] | Series A Warrants [Member]
Warrant Liabilities [Line Items]
Warrants Issued	2,200,000
Ordinary shares [member] | Series A warrants [Member]
Warrant Liabilities [Line Items]
Warrants Issued	2,200,000
Ordinary shares [member] | Series B Warrants [Member]
Warrant Liabilities [Line Items]
Warrants Issued	2,200,000
Ordinary shares [member] | Detachable warrant – Securities Purchase Agreement with Esousa [Member]
Warrant Liabilities [Line Items]
Warrants exercisable per share (in Dollars per share)	$ 5.62
Warrants Issued	880,000
Tranche One [Member] | Detachable warrant – convertible note [Member] | Securities Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Principal amount				$ 3,000,000
Detachable warrants				375,000
Tranche Two [Member] | Detachable warrant – convertible note [Member] | Securities Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Principal amount				4,200,000
Detachable warrants				525,000
Tranche Three and Four [Member] | Detachable warrant – convertible note [Member] | Securities Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Principal amount				4,800,000
Detachable warrants				$ 600,000
Three Tranche [Member]
Warrant Liabilities [Line Items]
Detachable warrants	$ 5,000,000